Fair Value of Financial Instruments and Derivatives Instruments - Schedule of Interest Rate Swap Transactions (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Interest Rate Swap, Expiring April 8, 2030, Fixed Rate 3.345%
Fair Value Disclosure, Asset and Liability, Not Measured at Fair Value [Line Items]
Fixed Rate	3.345%
Notional Amount	$ 30,000	$ 0
Interest Rate Swap, Expiring April 8, 2030, Fixed Rate 3.356%
Fair Value Disclosure, Asset and Liability, Not Measured at Fair Value [Line Items]
Fixed Rate	3.356%
Notional Amount	$ 20,000	0
Interest Rate Swap
Fair Value Disclosure, Asset and Liability, Not Measured at Fair Value [Line Items]
Notional Amount	$ 50,000	$ 0